Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
FLEXIBLE INCOME PORTFOLIO (Prospectus Summary): | FLEXIBLE INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE FLEXIBLE INCOME PORTFOLIO
Supplement Text	ck0000924394_SupplementTextBlock

Morgan Stanley

June 16, 2011

Supplement

SUPPLEMENT DATED JUNE 16, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.